Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events [Abstract]
Subsequent events

44.  Subsequent events

1.     In January 2018, Bradesco carried out credit assigned loans, already written off to loss, without retention of risks and benefits, with a face value of R$ 5,323,120 thousand, whose sale value was R$ 110,189 thousand.